DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of deferred tax assets and liabilities [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities of the Group are attributable to the following:

	Assets		Liabilities		Net
	2020 US$’000	2019 US$’000	2020 US$’000	2019 US$’000	2020 US$’000	2019 US$’000
Property, plant and equipment	733	1,027	(9)	(9)	724	1,018
Intangible assets	—	—	(4,072)	(6,099)	(4,072)	(6,099)
Inventories	750	642	—	—	750	642
Provisions	2,159	3,622	—	—	2,159	3,622
Tax value of loss carry-forwards	433	216	—	—	433	216
Other items	110	745	(824)	(1,031)	(714)	(286)

Deferred tax assets/(liabilities)	4,185	6,252	(4,905)	(7,139)	(720)	(887)

Schedule of Unrecognised Deferred Tax Liabilities

	Balance January, 1 2020	Recognised in income	Balance December 31, 2020
	US$’000	US$’000	US$’000
Property, plant and equipment	1,018	(294)	724
Intangible assets	(6,099)	2,027	(4,072)
Inventories	642	108	750
Provisions	3,622	(1,463)	2,159
Tax value of loss carry-forwards	216	217	433
Other items	(286)	(428)	(714)
	(887)	167	(720)

	Balance January, 1 2019	Recognised in income	Balance December 31, 2019
	US$’000	US$’000	US$’000
Property, plant and equipment	778	240	1,018
Intangible assets	(7,189)	1,090	(6,099)
Inventories	668	(26)	642
Provisions	4,311	(689)	3,622
Tax value of loss carry-forwards	-	216	216
Other items	(296)	10	(286)
	(1,728)	841	(887)

Schedule of Deferred Tax Assets Not Recognised
Deferred tax assets have not been recognised by the Group in respect of the following items:

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	85,198	80,577
US alternative minimum tax credits	1,848	1,928
Other temporary timing differences	21,878	7,399
US state credit carryforwards	802	493

	118,019	98,690